Income Tax (tables)	12 Months Ended
Mar. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
7. Income Taxes

The Company files a consolidated federal and various state income tax returns. The provision for income taxes is as follows:

	2014	2013	2012
	(In thousands)
Current:
Federal	$7,238	$21,356	$4,193
State	123	3,629	704
	7,361	24,985	4,897
Deferred:
Federal	(3,231)	(2,770)	1,430
State	(567)	(180)	(62)
	(3,798)	(2,950)	1,368
Total income taxes	$3,563	$22,035	$6,265

A reconciliation of the expected U.S. statutory rate to the effective rate follows:

	2014	2013	2012
Computed (expected tax rate)	35.0%	35.0%	35.0%
State income taxes (net of federal tax benefit)	3.4	3.8	4.5
State tax credits	(1.6)	(0.8)	(2.8)
Federal credits	(3.6)	(0.2)	(0.6)
Manufacturer’s deduction	(4.6)	(3.4)	(5.1)
(Reversal of) addition to uncertain tax positions	(0.8)	0.2	0.4
State VDA/Nexus Changes	(1.7)	0.0	0.0
Other permanent differences not deductible	0.5	0.1	0.7
Change in valuation allowance	(2.1)	0.0	0.0
Tax effect of pension contribution	0.4	0.0	2.2
Other	(4.4)	0.0	1.5
Effective income tax rate	20.5%	34.7%	35.8%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2014	2013
	(In thousands)
Deferred income tax assets:
Future tax credits	$3,042	$2,808
Inventory valuation	3,353	2,893
Employee benefits	2,884	2,742
Insurance	1,244	3,422
Other comprehensive loss	7,194	14,416
Interest	138	118
Deferred gain on sale/leaseback	26	54
Prepaid revenue	1,118	1,619
Other	859	232
Severance	87	237
	19,945	28,541
Deferred income tax liabilities:
Property basis and depreciation difference	10,757	13,274
Pension	725	3,012
	11,482	16,286
Valuation allowance - non-current	390	758
Net deferred income tax asset	$8,073	$11,497

Summary of Income Tax Contingencies [Table Text Block]
	2014	2013
	(In thousands)
Beginning balance	$2,470	$2,350

Tax positions related to current year:
Additions	46	176

Tax positions related to prior years:
Additions	-	70
Reductions	(181)	(45)
Settlements	-	(81)
Lapses in statues of limitations	(62)	-
Balance as of March 31,	$2,273	$2,470